Fair Value Measurement (Details) - Schedule of reconciliations of assets fair value hierarchy for available-for-sale investments - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 68,575		¥ 857,884	¥ 1,272,178
Additions			64,604	358,256
Disposals	(54,415)		(247,617)	(547,131)
Changes in fair value				(12,422)	¥ (3,874)
Accrued interest			3,971	23,628
Impairment loss			(614,141)	(236,625)
Ending balance	14,160		68,575	857,884	1,272,178
Ending balance (in Dollars)	¥ 14,160	$ 2,055	¥ 68,575	¥ 857,884	¥ 1,272,178